Cover	Mar. 23, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 23, 2023
Entity File Number	001-40473
Entity Registrant Name	Blue Safari Group Acquisition Corp.
Entity Central Index Key	0001853084
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	The Sun’s Group Center
Entity Address, Address Line Two	29 Floor
Entity Address, Address Line Three	200 Gloucester Road
Entity Address, City or Town	Wan Chai
Entity Address, Country	HK
City Area Code	+852
Local Phone Number	9258 9728
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units
Trading Symbol	BSGAU
Security Exchange Name	NASDAQ
Class A ordinary shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares
Trading Symbol	BSGA
Security Exchange Name	NASDAQ
Rights [Member]
Document Information [Line Items]
Title of 12(b) Security	Rights
Trading Symbol	BSGAR
Security Exchange Name	NASDAQ